Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Sep. 30, 2011
Current assets:
Cash and cash equivalents	$ 1,348,069	$ 685
Other receivable	27,854	12,173
Inventory	1,311,349	1,306,326
Other current assets	91,529	26,676
Total current assets	2,778,801	1,345,860
Non-current assets:
Property and equipment, net	128,119	29,519
Total assets	2,906,920	1,375,379
Current liabilities:
Accounts payable	155,547	520,322
Accrued expenses	907,728	1,006,814
Notes payable - related parties	25,000	25,000
Convertible notes, net of debt discount	1,895,378	934,567
Secured promissory notes	225,681
Deferred revenue	10,000
Derivative liability	638,178	320,516
Shares to be issued	165,880
Total current liabilities	4,023,392	2,807,219
Stockholders' Deficit Attributable to Sionix Corporation:
Common stock, $0.001 par value (600,000,000 shares authorized; 387,968,434 shares issued and outstanding at September 30, 2012; 299,331,673 shares issued and outstanding at September 30, 2011)	387,968	299,332
Additional paid-in capital	34,807,672	30,168,321
Accumulated deficit	(37,560,000)	(31,899,493)
Total stockholders' deficit attributable to Sionix Corporation	(2,364,360)	(1,431,840)
Equity attributable to noncontrolling interest	1,247,888
Total stockholders' deficit	(1,116,472)	(1,431,840)
Total liabilities and stockholders' deficit	$ 2,906,920	$ 1,375,379